ACCUMULATED LOSSES (Tables)	12 Months Ended
Jun. 30, 2019
ACCUMULATED LOSSES [Abstract]
Accumulated Losses
	2019	2018
	US$	US$

Balance at July 1	(36,382,142)	(26,424,325)
Net loss for the year	(9,822,626)	(9,957,817)
Balance at June 30	(46,204,768)	(36,382,142)